Transition to IFRS	12 Months Ended
May 31, 2012
Transition To Ifrs
Transition to IFRS

18.	TRANSITION TO IFRS

IFRS 1 First-time Adoption of International Financial Reporting Standards sets forth guidance for the initial adoption of IFRS. Under IFRS 1 the standards are applied retrospectively at the transitional statement of financial position date with all adjustment to assets and liabilities taken to retained earnings unless certain exemptions are applied.

The Company has applied the following exemptions to its opening statement of financial position dated June 1, 2010:

(a) Share-based payment transactions

IFRS 1 encourages, but does not require, first-time adopters to apply IFRS 2 Share based Payment to equity instruments that were granted on or before November 7, 2002, or equity instruments that were granted subsequent to November 7, 2002 and vested before the later of the date of transition to IFRS and January 1, 2005. The Company has elected not to apply IFRS 2 to awards that vested prior to June 1, 2010.

(b) Functional and presentation currency

IFRS requires that the functional currency of each entity in the consolidated Group be determined separately in accordance with the indicators as per IAS 21 “The Effects of Changes in Foreign Exchange Rates” and should be measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Under IFRS, the results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	Assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;

●	Income and expenses are translated at average exchange rates for the period; and

●	Exchange differences arising on translation of foreign operations are transferred directly to the Group’s foreign currency translation reserve in the statement of comprehensive income and are recognized in the profit or loss in the period in which the operation is disposed.

The functional currency of Teryl, Inc. was determined to be United States dollars, which was translated into its presentation currency, Canadian dollars, at each reporting periods.

(c) Business Combination and non-controlling interests

The Company elected IFRS 1 that allows the application of the requirements of IFRS 3 and IAS 27 prospectively from the transaction date.

(d) Carrying value of producing oil and gas properties

The Company elected to deem amount determined under Canadian GAAP for its interests in producing oil and gas properties as at June 1, 2010 as the carrying value of these assets and adjusted for impairment, if any.

(e) Carrying value of undeveloped oil and gas properties

The Company elected to deem amount determined under Canadian GAAP as at June 1, 2010 for undeveloped oil and gas properties as the carrying value of these assets at June 1, 2010 and adjusted for impairment, if any.

(f) Estimates

In accordance with IFRS 1, an entity’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under previous GAAP, unless there is objective evidence that those estimates were in error. The Company’s IFRS estimates as of June 1, 2010 are consistent with its Canadian GAAP estimates for that date.

IFRS employs a conceptual framework that is similar to Canadian GAAP. However, significant differences exist in certain matters of recognition, measurement and disclosure. While the first time adoption of IFRS did not have an impact on the total operating, investing or financing cash flows, it has resulted in changes to the Company’s reported financial position and results of operations. In order to allow the users of the financial statements to better understand these changes, the Company’s Canadian GAAP consolidated statements of operations and comprehensive income (loss), for the year ended May 31, 2011 have been reconciled to IFRS, with the resulting differences explained. In addition, the consolidated statements of financial position as at June 1, 2010 have been reconciled with the resulting differences explained.

(g) Equity component of convertible debt

GAAP allows the proportional or relative value method in calculating the values of the equity and debt components of a convertible. IFRS requires the residual method, whereby the fair value of the liability is calculated first and then the fair value of equity is the residual face value of the instrument after deduction of the value of the liability component.

The Company elected IFRS 1 exemption for not to retrospectively separate the liability and equity components of compound instruments for.

IFRS 1 requires an entity to reconcile equity, comprehensive income and cash flows for prior periods. The changes made to the consolidated statements of financial position and consolidated statements of comprehensive income as shown below have resulted in reclassifications of various amounts on the consolidated statements of cash flows.

Reconciliation of Statement of Financial Position as at June 1, 2010 – Transition Date:

	June 1, 2010
	Canadian GAAP $	IFRS Adjustments $	IFRS $
Assets
Current
Cash and cash equivalent	257,650		257,650
Amounts receivable and prepaid expenses	37,397		37,397
Advances to related parties	126,093		126,093
	421,140		421,140

Investments	837		837
Reclamation Bonds	5,478		5,478
Equipment	7,941		7,941
Mineral Property Interests (18 (b))	196,855	(23,436)	173,419
Deferred Exploration Expenditures (18 (b))	2,637,853	(919,190)	1,718,663
	3,270,104	(942,626)	2,327,478
LIABILITIES
Current
Accounts payable	107,394	(57,455)	49,939
Accrued liabilities	-	57,455	57,455
Advances from related parties	25,488		25,488
Liability component of convertible loan (18 (g))	58,730	1,270	60,000
	191,612	1,270	192,882
SHAREHOLDERS’ EQUITY
Share Capital
Issued and outstanding:	13,456,263		13,456,263
Equity component of convertible loan (18 (g))	14,565	(14,565)	-
Share Subscriptions Received	10,000		10,000
Reserves	550,941		550,941
Accumulated Other Comprehensive Loss (18 (b))	(3,187)	(945,836)	(949,023)
Deficit (18 (b) & (g))	(10,950,090)	16,505	(10,933,585)
	3,078,492	(943,896)	2,134,596
	3,270,104	(942,626)	2,327,478

Reconciliation of Statement of Financial Position as at May 31, 2011:

	May 31, 2011
	Canadian GAAP $	IFRS Adjustments $	IFRS $
Assets
Current
Cash and cash equivalent	19,371		19,371
Amounts receivable and prepaid expenses	10,376		10,376
Advances to related parties	128,367		128,367
	158,114		158,114

Reclamation Bonds	5,478		5,478
Equipment	4,892		4,892
Mineral Property Interests (18 (b))	228,855	(32,305)	196,550
Deferred Exploration Expenditures (18 (b))	2,942,351	(1,051,208)	1,891,143
	3,339,690	(1,083,513)	2,256,177
LIABILITIES
Current
Accounts payable	99,673	(22,000)	77,673
Accrued liabilities	-	22,000	22,000
Advances from related parties	15,989		15,989
	115,662		115,662
SHAREHOLDERS’ EQUITY
Share Capital
Issued and outstanding:	14,004,922		14,004,922
Reserves (18 (g))	699,762	(11,650)	688,112
Accumulated Other Comprehensive Loss (18 (b))	-	(1,084,750)	(1,084,750)
Deficit (18 (b) & (g))	(11,480,656)	12,887	(11,467,769)
	3,224,028	(1,083,513)	2,140,515
	3,339,690	(1,083,513)	2,256,177

Reconciliation of Statement of Comprehensive Loss for the Year Ended May 31, 2011:

	Year Ended May 31, 2011
	Canadian GAAP $	IFRS Adjustments $	IFRS $
General and Administrative Expenses
Amortization of equipment	1,497		1,497
Filing and regulatory fees	23,280		23,280
Foreign exchange (gain) loss (18 (b))	1,173	1,973	3,146
Geological consulting	1,172		1,172
Consulting, Management and directors’ fees	139,344		139,344
Office and sundry	17,820		17,820
Office rent and utilities	14,515		14,515
Professional fees	44,489		44,489
Publicity, promotion and investor relations	126,119		126,119
Secretarial and employee benefits	29,467		29,467
Stock-based compensation	63,775		63,775
Telephone	8,901		8,901
Transfer agent fees	6,147		6,147
Travel, auto and entertainment	19,551		19,551

Operating Loss	(497,250)	(1,973)	(499,223)

Other Income (Expenses)
Miscellaneous income	22,876		22,876
Interest expense (18 (g))	-	(1,645)	(1,645)
Gain on sale of assets	1,147		1,147
Available for sale investments written off	(4,024)		(4,024)
Mineral Property written off	(7,500)		(7,500)
Exploration expenditures written off	(45,815)		(45,815)
	(33,316)	(1,645)	(34,961)

Net Loss for the Year	(530,566)	(3,618)	(534,184)
Translation of foreign operation (18 (b))	-	(138,914)	(138,914)
Available for sale investments	3,187		3,187

Comprehensive Loss for the Year	(527,379)	(142,532)	(669,911)

Loss per Share – Basic and Diluted	(0.01)		(0.01)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	69,973,962		69,973,962

Reconciliation of Statement of Cash Flow for the Year Ended May 31, 2011:

	Year Ended May 31, 2011
	Canadian GAAP $	IFRS Adjustments $	IFRS $
Cash flows from operating activities
Net loss for the year	(530,566)	(3,618)	(534,184)
Items not affecting cash
Amortization of equipment	1,497		1,497
Exploration expenditures written off	45,815		45,815
Mineral properties written off	7,500		7,500
Available for sale investment written off	4,024		4,024
Interest expense (18 (g))	(1,645)	1,645	-
Gain on sale of equipment	(1,147)		(1,147)
Stock-based compensation	63,775		63,775
Changes in non-cash working capital items
Amounts receivable and prepaid expenses	27,021		27,021
Accounts payable and accrued liabilities	(4,471)		(4,471)
Advances from (to) related parties	(11,773)		(11,773)
	(399,970)	(1,973)	(401,943)

Cash flows used in investing activities
Deferred exploration expenditures (18 (b))	(353,563)	132,018	(221,545)
Sale of equipment	2,699		2,699
	(350,864)	132,018	(218,846)

Cash flows from (used in) financing activities
Convertible loan proceeds (repayment)	(60,000)		(60,000)
Share capital issued for cash, net of issuance costs	572,555		572,555
	512,555		512,555

Effect of exchange rate changes on cash (18 (b))	-	(130,045)	(130,045)

Increase (decrease) in cash	(238,279)		(238,279)

Cash, beginning of year	257,650		257,650

Cash, end of year	19,371		19,371

Supplemental Disclosures
Interest paid	200		200
Income taxes paid	-	-	-

Non-cash Transactions
Shares issued for mineral properties	39,500	-	39,500